Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	$ 2,643	$ 4,242		$ 2,934
Finished goods, at the lower of cost and net realizable value	4,021	4,001		4,442
Total net inventories	6,664	8,243	[1]	7,376	[1],[2]
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	2,645	4,242		2,964
Finished goods, at the lower of cost and net realizable value	4,702	4,502		5,035
Total net inventories	7,347	8,744		7,999
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	(2)	0		(30)
Finished goods, at the lower of cost and net realizable value	(681)	(501)		(593)
Total net inventories	$ (683)	$ (501)		$ (623)

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.